Quarterly Report
February 28, 2022
MFS®  Blended Research®
Small Cap Equity Fund
BRS-Q3

Portfolio of Investments
2/28/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Aerospace & Defense – 1.3%
CACI International, Inc., “A” (a)	9,485	$2,653,808
Parsons Corp. (a)	33,064	1,145,998
Smith & Wesson Brands, Inc.	39,985	704,936
		$4,504,742
Apparel Manufacturers – 1.2%
Skechers USA, Inc., “A” (a)	95,205	$4,377,526
Automotive – 0.7%
REV Group, Inc.	157,991	$2,136,038
XPEL, Inc. (a)	5,521	400,825
		$2,536,863
Biotechnology – 5.3%
Adaptive Biotechnologies Corp. (a)	130,516	$1,883,346
Agios Pharmaceuticals, Inc. (a)	4,930	153,471
Alector, Inc. (a)	124,638	1,974,266
AnaptysBio, Inc. (a)	65,441	2,000,531
Clovis Oncology, Inc. (a)	101,195	208,462
Coherus BioSciences, Inc. (a)	86,921	1,024,799
CymaBay Therapeutics, Inc. (a)	157,985	502,392
CytomX Therapeutics, Inc. (a)	287,790	1,102,236
Exelixis, Inc. (a)	14,772	303,269
iTeos Therapeutics, Inc. (a)	40,988	1,480,896
Macrogenics, Inc. (a)	77,288	722,643
Meridian Bioscience, Inc. (a)	8,166	206,600
Organogenesis Holdings, Inc. (a)	230,880	1,717,747
Precision Biosciences, Inc. (a)	129,175	548,994
Prothena Corp. PLC (a)	26,573	919,426
Sangamo Therapeutics, Inc. (a)	97,618	571,065
Travere Therapeutics, Inc. (a)	17,632	480,648
Vanda Pharmaceuticals, Inc. (a)	120,744	1,371,652
Varex Imaging Corp. (a)	75,016	1,773,378
		$18,945,821
Broadcasting – 0.6%
Entravision Communications Corp., “A”	308,213	$1,972,563
Brokerage & Asset Managers – 1.3%
Evercore Partners, Inc.	37,851	$4,807,456
Business Services – 3.7%
Forrester Research, Inc. (a)	71,130	$3,693,781
MoneyGram International, Inc. (a)	19,943	214,188
Paya, Inc. (a)	71,414	460,620
Sterling Check Corp. (a)	74,169	1,561,999
TaskUs, Inc., “A” (a)	86,196	2,475,549
Thoughtworks Holding, Inc. (a)	16,200	370,332
World Fuel Services Corp.	61,382	1,739,566
Yext, Inc. (a)	352,752	2,617,420
		$13,133,455

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 2.2%
Element Solutions, Inc.	211,492	$5,198,474
Olin Corp.	41,685	2,147,194
Rayonier Advanced Materials, Inc. (a)	113,308	665,118
		$8,010,786
Computer Software – 4.2%
Altair Engineering, Inc., “A” (a)	3,616	$240,175
Domo, Inc., “B” (a)	6,479	288,315
Donnelley Financial Solutions, Inc. (a)	35,907	1,152,615
Eventbrite, Inc. (a)	266,138	4,021,345
Pagerduty, Inc. (a)	99,883	3,378,043
Paylocity Holding Corp. (a)	16,716	3,551,147
Ribbon Communications, Inc. (a)	36,430	110,747
Sprout Social, Inc. (a)	25,663	1,670,918
Tenable Holdings, Inc. (a)	8,651	478,919
Veritone, Inc. (a)	11,802	198,746
		$15,090,970
Computer Software - Systems – 4.2%
A10 Networks, Inc.	26,404	$375,993
Box, Inc., “A” (a)	232,443	5,952,865
Extreme Networks, Inc. (a)	133,351	1,532,203
Rapid7, Inc. (a)	20,057	2,075,097
Rimini Street, Inc. (a)	222,771	1,009,153
Verint Systems, Inc. (a)	82,990	4,168,588
		$15,113,899
Construction – 2.4%
Builders FirstSource, Inc. (a)	51,156	$3,807,030
GMS, Inc. (a)	85,562	4,641,738
		$8,448,768
Consumer Products – 2.0%
Nu Skin Enterprises, Inc., “A”	21,076	$977,716
Prestige Consumer Healthcare, Inc. (a)	92,110	5,483,308
Tupperware Brands Corp. (a)	48,531	884,720
		$7,345,744
Consumer Services – 1.8%
Grand Canyon Education, Inc. (a)	39,657	$3,443,417
Houghton Mifflin Harcourt Co. (a)	126,392	2,647,913
Medifast, Inc.	2,753	512,058
		$6,603,388
Electrical Equipment – 1.2%
Advanced Drainage Systems, Inc.	6,967	$813,188
TriMas Corp.	112,512	3,657,765
		$4,470,953
Electronics – 5.4%
Advanced Energy Industries, Inc.	42,033	$3,608,533
Alpha and Omega Semiconductor Ltd. (a)	36,135	1,942,979
Amkor Technology, Inc.	111,527	2,528,317
Jabil Circuit, Inc.	36,786	2,126,599
Plexus Corp. (a)	40,201	3,275,175
Sanmina Corp. (a)	35,229	1,401,410
Silicon Laboratories, Inc. (a)	23,644	3,634,319
Sonos, Inc. (a)	16,813	460,508

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Xperi Holding Corp.	23,476	$406,604
		$19,384,444
Energy - Independent – 2.8%
CONSOL Energy, Inc. (a)	45,989	$1,413,702
Magnolia Oil & Gas Corp., “A”	230,785	5,158,045
Peabody Energy Corp. (a)	196,989	3,415,789
SunCoke Energy, Inc.	30,369	240,826
		$10,228,362
Engineering - Construction – 2.8%
APi Group, Inc. (a)	196,604	$4,240,748
Comfort Systems USA, Inc.	67,434	5,797,976
		$10,038,724
Food & Beverages – 1.7%
Hostess Brands, Inc. (a)	279,054	$6,010,823
Food & Drug Stores – 0.2%
United Natural Foods, Inc. (a)	18,917	$761,031
Gaming & Lodging – 1.6%
International Game Technology PLC	192,949	$5,908,098
General Merchandise – 0.4%
Dillards, Inc., “A”	5,638	$1,413,503
Insurance – 3.2%
Brighthouse Financial, Inc. (a)	31,213	$1,631,191
CNO Financial Group, Inc.	222,935	5,388,339
Reinsurance Group of America, Inc.	39,456	4,374,092
Universal Insurance Holdings, Inc.	14,657	169,435
		$11,563,057
Internet – 0.4%
Brightcove, Inc. (a)	19,396	$145,082
Cars.com, Inc. (a)	78,836	1,275,567
		$1,420,649
Leisure & Toys – 3.4%
Brunswick Corp.	48,472	$4,630,045
Funko, Inc., “A” (a)	212,529	3,710,756
Malibu Boats, Inc., “A” (a)	43,886	3,057,538
Polaris, Inc.	7,310	888,238
		$12,286,577
Machinery & Tools – 2.8%
ITT, Inc.	11,026	$968,855
Kennametal, Inc.	62,510	1,982,192
Manitowoc Co., Inc. (a)	35,803	591,824
Regal Rexnord Corp.	34,407	5,517,162
Titan Machinery, Inc. (a)	37,039	1,049,315
		$10,109,348
Major Banks – 0.1%
First Financial Corp.	8,375	$389,521

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 3.1%
Amedisys, Inc. (a)	10,396	$1,665,855
Community Health Systems, Inc. (a)	127,087	1,335,684
Cross Country Healthcare, Inc. (a)	61,845	1,380,999
HealthEquity, Inc. (a)	52,620	2,826,220
Inotiv, Inc. (a)	5,340	141,136
LifeStance Health Group, Inc. (a)	50,305	474,376
Syneos Health, Inc. (a)	41,782	3,309,135
		$11,133,405
Medical Equipment – 5.5%
Accuray, Inc. (a)	164,933	$572,317
AngioDynamics, Inc. (a)	64,194	1,510,485
Avanos Medical, Inc. (a)	48,693	1,723,245
Bioventus, Inc., “A” (a)	92,250	1,199,250
Envista Holdings Corp. (a)	92,239	4,427,472
Inogen, Inc. (a)	6,891	240,427
Integer Holdings Corp. (a)	21,548	1,807,231
Maravai Lifesciences Holdings, Inc., “A” (a)	112,785	4,406,510
Merit Medical Systems, Inc. (a)	19,591	1,274,003
Orthofix Medical, Inc. (a)	16,224	551,292
Quidel Corp. (a)	13,880	1,468,365
Zynex, Inc. (l)	87,951	553,212
		$19,733,809
Metals & Mining – 1.6%
Ryerson Holding Corp.	86,151	$2,250,264
Schnitzer Steel Industries, Inc., “A”	6,822	331,890
TimkenSteel Corp. (a)	146,112	2,634,399
United States Steel Corp.	24,974	679,543
		$5,896,096
Natural Gas - Pipeline – 0.9%
Equitrans Midstream Corp.	528,283	$3,386,294
Oil Services – 2.6%
Cactus, Inc., “A”	72,662	$3,681,057
ChampionX Corp.	134,196	2,873,136
MRC Global, Inc. (a)	261,957	2,645,766
		$9,199,959
Other Banks & Diversified Financials – 11.0%
Bank OZK	102,390	$4,814,378
Cathay General Bancorp, Inc.	115,088	5,412,589
Curo Group Holdings Corp.	12,747	170,427
First BanCorp.	174,712	2,466,933
First Interstate BancSystem, Inc.	108,182	4,392,189
SLM Corp.	271,466	5,347,880
UMB Financial Corp.	57,067	5,812,845
Umpqua Holdings Corp.	239,493	5,113,176
United Community Bank, Inc.	42,799	1,654,609
Wintrust Financial Corp.	44,605	4,431,953
		$39,616,979
Pharmaceuticals – 2.3%
Amneal Pharmaceuticals, Inc. (a)	63,766	$288,860
Atea Pharmaceuticals, Inc. (a)	40,952	259,636
Collegium Pharmaceutical, Inc. (a)	77,517	1,509,256
Emergent BioSolutions, Inc. (a)	22,179	917,767
Endo International PLC (a)	176,396	548,591

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Intercept Pharmaceuticals, Inc. (a)	124,998	$1,782,471
Phibro Animal Health Corp., “A”	42,203	898,924
United Therapeutics Corp. (a)	11,358	1,887,700
		$8,093,205
Printing & Publishing – 0.4%
Gannett Co., Inc. (a)	306,866	$1,522,055
Real Estate – 8.4%
Broadstone Net Lease, Inc., REIT	69,202	$1,498,915
Empire State Realty Trust, REIT, “A”	217,586	2,058,364
EPR Properties, REIT	93,426	4,652,615
Industrial Logistics Properties Trust, REIT	39,821	890,796
Innovative Industrial Properties, Inc., REIT	18,374	3,462,764
National Storage Affiliates Trust, REIT	100,277	5,843,141
Plymouth Industrial, Inc., REIT	82,619	2,154,703
Spirit Realty Capital, Inc., REIT	97,142	4,504,475
STAG Industrial, Inc., REIT	135,443	5,276,859
		$30,342,632
Restaurants – 0.7%
Texas Roadhouse, Inc.	27,136	$2,575,478
Specialty Chemicals – 1.6%
Univar Solutions, Inc. (a)	192,356	$5,907,253
Specialty Stores – 2.2%
Lovesac Co. (a)	3,867	$164,309
Overstock.com, Inc. (a)	9,487	539,810
Petco Health & Wellness Co., Inc. (a)	55,324	969,277
Signet Jewelers Ltd.	28,258	1,992,189
Urban Outfitters, Inc. (a)	121,546	3,343,730
Zumiez, Inc. (a)	16,444	731,594
		$7,740,909
Telephone Services – 0.4%
Cambium Networks Corp. (a)	39,169	$1,089,290
EchoStar Corp., “A” (a)	12,783	311,138
		$1,400,428
Trucking – 0.5%
Daseke, Inc. (a)	41,765	$524,151
Landstar System, Inc.	7,273	1,123,024
		$1,647,175
Utilities - Electric Power – 1.6%
Portland General Electric Co.	110,926	$5,631,713
Total Common Stocks		$358,704,461
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 0.06% (v)	5,184,672	$5,184,672

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.06% (j)	250,817	$250,817

Other Assets, Less Liabilities – (1.2)%		(4,209,476)
Net Assets – 100.0%		$359,930,474
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,184,672 and $358,955,278, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$358,704,461	$—	$—	$358,704,461
Mutual Funds	5,435,489	—	—	5,435,489
Total	$364,139,950	$—	$—	$364,139,950
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At February 28, 2022, the value of securities loaned was $268,237. These loans were collateralized by cash of $250,817 and U.S. Treasury Obligations (held by the lending agent) of $40,971.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,215,555	$38,705,010	$38,735,893	$—	$—	$5,184,672
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,603	$—
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(5) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.